Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Operating activities
Net loss for the period	$ (3,854,583)	$ (1,071,621)
Adjustments for:
Amortization of intangible assets	2,761	2,761
Amortization of right-of-use asset	10,567	9,277
Interest on lease liability	383	1,278
Exchange rate differences	(7,649)	4,246
Changes in fair value of derivative warrant liabilities	(365,926)	(514,750)
Changes in fair value of convertible loans	50,469
Share-based compensation	1,414,340	380,738
Changes in fair value of short-term investments	572,969	71,705
Changes in working capital:
Increase in other receivables	(82,283)	(27,221)
Increase in prepaid expenses	(195,542)	(244,877)
Increase in accounts payable and accrued liabilities	233,028	124,094
Increase (decrease) in amounts due to / from related parties	136,517	(1,065)
Net cash used in operating activities	(2,084,949)	(1,265,435)
Investing activities
Proceeds from sale of short-term investment (Note 3)		82,960
Changes in restricted cash		(13,498)
Net cash provided by investing activities		69,462
Financing activities
Proceeds received from issuance of shares (Note 7c (ii))	7,245,761
Proceeds received from exercise of warrants (Note 7c (iii))	183,122	415,086
Repayment of lease liabilities	(11,703)	(10,274)
Net cash provided by financing activities	7,417,180	404,812
Effect of foreign exchange rate changes on cash and cash equivalents	2,477	(1,456)
Net increase (decrease) in cash and cash equivalents	5,334,708	(792,617)
Cash and cash equivalents at beginning of period	3,923,058	6,573,813
Cash and cash equivalents at end of period	9,257,766	5,781,196
Supplementary disclosure of cash flow information:
Cash received as interest	64,649	34,178
Cash paid in respect of taxes	21,966	3,555
Cash paid as interest on lease liability		1,278
Non-cash financing and investing activities
Issuance of shares upon conversion of convertible loans (Notes 6,7c(i))	$ 1,810,535